Expense Example - LVIP Delaware SMID Cap Core Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	82	259	454	1,020	112	356	619	1,372